Loss Per Share Attributable to Equity Holders of the Company (Tables)	6 Months Ended
Sep. 30, 2022
Loss Per Share Attributable to Equity Holders of the Company [Abstract]
Schedule of dilutive ordinary shares in issue during the year
	For the six months ended September 30
	2022	2021
		(Restated)
Basic Loss Per Share Numerator
Loss for the period attributable to owners of the Company	$(5,377,131)	$(7,353,732)

Diluted Loss Per Share Numerator
Loss for the period attributable to owners of the Company	$(5,377,131)	$(7,353,732)

Basic Loss Per Share Denominator
Original shares:	23,598,371	13,263,066
Additions from actual events:
- Issuance of common stock, weighted	1,081,967	4,406,216
Basic weighted average shares outstanding	24,680,338	17,669,282

Diluted Loss Per Share Denominator
Diluted Weighted Average Shares Outstanding:	24,680,338	17,669,282

Loss Per Share
- Basic and diluted	$(0.22)	$(0.42)
Weighted Average Shares Outstanding
- Basic and diluted	24,680,338	17,669,282